ACCOUNTING PRONOUNCEMENTS - Imputation of Interest (Details) - USD ($) $ in Millions		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTING PRONOUNCEMENTS
Other assets (Note 3)	[1]	$ 1	$ 1	$ 1
Debt issuance costs		$ 8	$ 9	9
ASU 2015-03, Interest - Imputation of Interest | Adjustment
ACCOUNTING PRONOUNCEMENTS
Other assets (Note 3)				(8)
Debt issuance costs				$ (8)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).